Significant Transactions - Additional information (Detail) $ in Billions	Sep. 02, 2021 CAD ($)
Canadian Costco Credit Card Portfolio [Member]
Disclosure of detailed information about business combination [line items]
Outstanding Credit Card Receivables To Be Acquired	$ 3